Supplemental Oil and Gas Disclosures (Unaudited) - Unaudited Information of Future Net Cash Flows For Oil and Gas Reserves, Net of Income Tax Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Estimated future net cash flow before income tax expenses	10.00%
Total estimated future net cash flows before income tax expense discounted at 10 percent per annum	$ 13,100	$ 43,000
Total estimated future net cash flows	10,594	31,658
Egypt [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total estimated future net cash flows	3,768	6,005
Egypt [Member] | Noncontrolling Interest [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total estimated future net cash flows	$ 1,300	$ 2,000